SHAREHOLDERS' EQUITY - Summarizes the Black-Scholes assumptions used at the grant date (Details 4)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility		57.81%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.74%	4.03%
Expected term (in years)	2 years	5 years
Expected volatility	57.02%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.10%	4.77%
Expected term (in years)	7 years	7 years
Expected volatility	59.32%